SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2019	December 31, 2018
Assets
Fixed maturities, at fair value (amortized cost: 2019, $56,096; 2018, $109,824)	$58,161	$109,951
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	3,993	—
Cash and cash equivalents	4,512	1,081
Investments in subsidiaries	8,896,352	8,831,161
Intercompany loans and balances receivable	219,815	657,156
Other	4,422	4,588
Total assets	$9,187,255	$9,603,937

Liabilities
Intercompany loans and balances payable (1)	$1,884,499	$3,061,210
Accounts payable, accrued expenses and other	32,587	26,213
Total liabilities	1,917,086	3,087,423

Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(75,925)	(138,634)
Retained earnings	4,921,395	4,230,449
Total shareholders’ equity	7,270,169	6,516,514
Total liabilities and shareholders’ equity	$9,187,255	$9,603,937

(1)
The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $62 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated CENts. The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.

The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B, indirect 100% owned finance subsidiary of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.

SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive Income (Loss) —Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenues
Net investment income	$1,620	$1,844	$1,890
Interest income on intercompany loans	12,215	13,015	12,201
Net realized and unrealized investment gains (losses)	2,594	(1,632)	91
Other income (loss)	112	(6,778)	8,418
Total revenues	16,541	6,449	22,600
Expenses
Other expenses	51,115	25,792	40,131
Interest expense on intercompany loans	14,757	15,041	12,085
Net foreign exchange (gains) losses	(26,885)	(50,276)	35,753
Total expenses	38,987	(9,443)	87,969
(Loss) income before equity in net income (loss) of subsidiaries	(22,446)	15,892	(65,369)
Equity in net income (loss) of subsidiaries	959,194	(101,886)	329,390
Net income (loss)	936,748	(85,994)	264,021
Preferred dividends	46,416	46,416	46,416
Net income (loss) attributable to common shareholder	$890,332	$(132,410)	$217,605
Comprehensive income (loss)
Net income (loss)	$936,748	$(85,994)	$264,021
Other comprehensive income (loss)	62,709	(48,353)	(15,712)
Comprehensive income (loss)	$999,457	$(134,347)	$248,309

SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Cash flows from operating activities
Net income (loss)	$936,748	$(85,994)	$264,021
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net (income) loss of subsidiaries	(959,194)	101,886	(329,390)
Other, net	(17,167)	(29,283)	25,239
Net cash used in operating activities	(39,613)	(13,391)	(40,130)
Cash flows from investing activities
Advances to/from subsidiaries, net	(282,233)	(261,666)	11,138
Net issue of intercompany loans receivable and payable (1)	276,332	299,279	—
Sales and redemptions of fixed maturities	72,724	65,025	40,379
Sales and redemptions of short-term investments	2,189	—	—
Purchases of fixed maturities	(18,621)	(124,932)	(16,414)
Purchases of short-term investments	(6,173)	—	—
Other, net	(29)	(680)	414
Net cash provided by (used in) investing activities	44,189	(22,974)	35,517
Net cash used in financing activities (2)	—	—	—
Effect of foreign exchange rate changes on cash	(1,145)	10,765	8,144
Increase (decrease) in cash and cash equivalents	3,431	(25,600)	3,531
Cash and cash equivalents—beginning of year	1,081	26,681	23,150
Cash and cash equivalents—end of year	$4,512	$1,081	$26,681

(1)
During the year ended December 31, 2019, the Company recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany loan balances. These non-cash transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.

(2)
During the years ended December 31, 2019, 2018 and 2017, dividends paid to common and preferred shareholders of $246 million, $94 million and $191 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.